Lease liabilities - Disclosure lease liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Lease liabilities [Line Items]
Lease liabilities	R$ 12,106,621	R$ 8,919,746
Current liability	1,585,233	1,237,909	R$ 914,600
Non-current liability	10,521,388	7,681,837	R$ 6,428,893
Aircraft [member]
Disclosure of Lease liabilities [Line Items]
Lease liabilities	11,686,481	8,582,974
Engines And Simulators [Member]
Disclosure of Lease liabilities [Line Items]
Lease liabilities	347,911	254,227
Properties [Member]
Disclosure of Lease liabilities [Line Items]
Lease liabilities	60,648	65,151
Vehicles [member]
Disclosure of Lease liabilities [Line Items]
Lease liabilities	7,615	14,668
Equipments [Member]
Disclosure of Lease liabilities [Line Items]
Lease liabilities	3,089	R$ 2,726
Transports [Member]
Disclosure of Lease liabilities [Line Items]
Lease liabilities	R$ 877